Fair Value Quantitative and Qualitative Disclosures - Summary of Valuation Techniques and Significant Unobservable Inputs Used in the Valuation (Detail) - Discounted cash flow [member] $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($) Board_member	Dec. 31, 2021 ARS ($) Board_member
Provisional Debt Securities Of Financial Trusts [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of Level 3 Assets | $	$ 593,120	$ 626,600
Valuation technique	Income approach (discounted cash flow)	Income approach (discounted cash flow)
Significant unobservable inputs	Discount rate in pesos	Discount rate in pesos
Corporate Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of Level 3 Assets | $	$ 434,678	$ 1,543,003
Valuation technique	Income approach (discounted cash flow)	Income approach (discounted cash flow)
Significant unobservable inputs	Discount rate in pesos	Discount rate in pesos
Minimum Average Term [member] | Provisional Debt Securities Of Financial Trusts [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	69.99	43.32
Minimum Average Term [member] | Corporate Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high | Board_member	76.98	26.19
Maximum Average Term [member] | Provisional Debt Securities Of Financial Trusts [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	83.83	46.14
Maximum Average Term [member] | Corporate Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high | Board_member	86.47	40.99